Discontinued Operations (Tables)	11 Months Ended
Feb. 02, 2013
Discontinued Operations and Disposal Groups [Abstract]
Schedule of financial results of discontinued operations

The financial results of discontinued operations for fiscal 2013 (11-month), 2012 and 2011 were as follows ($ in millions):

	11-Month	12-Month
	2013	2012	2011

Revenue	$5,138	$5,639	$5,840

Restructuring charges(1)	34	239	75

Gain (loss) from discontinued operations before income tax benefit	13	(1,521)	(169)
Income tax benefit	38	122	70
Equity in loss of affiliates	(5)	(3)	—
Net gain (loss) from discontinued operations including noncontrolling interests	46	(1,402)	(99)
Net earnings from discontinued operations attributable to noncontrolling interests	(19)	(1,250)	(87)
Net gain (loss) from discontinued operations attributable to Best Buy Co., Inc. shareholders	$27	$(2,652)	$(186)

(1)	See Note 7, Restructuring Charges, for further discussion of the restructuring charges associated with discontinued operations.